ADVANCED SERIES TRUST

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Investment Grade Bond Portfolio

Supplement dated August 26, 2019 to the

Currently Effective Summary Prospectuses

This supplement should be read in conjunction with the currently effective Summary Prospectuses (the Summary Prospectuses) for the Portfolios listed above (the Portfolios), each of which are series of Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Malcolm Dalrymple, one of the portfolio managers for each of the Portfolios, has announced his intention to retire on or about August 31, 2019. Effective immediately, Gregory Peters will replace Malcolm Dalrymple as a Portfolio Manager for the Portfolios. Richard Piccirillo, Erik Schiller, CFA, and David Del Vecchio will continue to serve as portfolio managers for the Portfolios.

To reflect these changes, the Portfolios' Summary Prospectuses are hereby revised as follows:

I.All references and information pertaining to Malcolm Dalrymple are hereby deleted.

II.The tables in the sections of the Prospectus relating to the Portfolios entitled "Summary: AST Bond Portfolio 2019 -

Management of the Portfolio, Summary: AST Bond Portfolio 2020 - Management of the Portfolio, Summary: AST Bond

Portfolio 2021 - Management of the Portfolio, Summary: AST Bond Portfolio 2022 - Management of the Portfolio,

Summary: AST Bond Portfolio 2023 - Management of the Portfolio, Summary: AST Bond Portfolio 2024 - Management

of the Portfolio, Summary: AST Bond Portfolio 2025 - Management of the Portfolio, Summary: AST Bond Portfolio 2026

- Management of the Portfolio, Summary: AST Bond Portfolio 2027 - Management of the Portfolio, Summary: AST Bond

Portfolio 2028 - Management of the Portfolio, Summary: AST Bond Portfolio 2029 - Management of the Portfolio,

Summary: AST Bond Portfolio 2030 - Management of the Portfolio, Summary: AST Investment Grade Bond Portfolio - Management of the Portfolio" and the section of each Summary Prospectus entitled "Management of the Portfolio" are hereby revised by deleting the information regarding Malcolm Dalrymple and adding the following information with respect to Gregory Peters:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM Investments	PGIM Fixed	Gregory Peters	Managing Director	August 2019
LLC	Income		and Head of Multi-
Sector and Strategy
AST Investment
Services, Inc.*

*AST Investment Services, Inc. does not serve as a co-manager on AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029 and AST Bond Portfolio 2030.

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